Prepayments (Details) - Schedule of prepayments - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Prepayments
Prepayment - subcontracting	$ 4,420,242	$ 416,442
Prepayment - fuel	277,666	179,954
Prepayment - insurance	102,188	92,089
Prepayment - parts and others	183,999	370,850
Prepayment - salaries	436,847
Prepayment - legal	52,996
Total prepayments	$ 5,473,938	$ 1,059,335